Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Allowance for credit losses, beginning balance	$ 2,087,671	$ 2,075,280	$ 3,523,458
Net provision for (reversal of) credit losses	261,522	76,953	(304,112)
Uncollectible accounts receivable written-off			(981,152)
Effects of foreign exchange rate	90,313	(64,562)	(162,914)
Allowance for credit losses, ending balance	$ 2,439,506	$ 2,087,671	$ 2,075,280